Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001878848
Registrant Name	IREN Limited
Registration File Number	333-284369
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES